Distribution Date:	10/13/21	COMM 2016-COR1 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-COR1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Controlling Class Rep.	Jefferies LoanCore LLC
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12594MAY4	1.516000%	30,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594MAZ1	2.499000%	64,857,000.00	42,807,861.70	30,798,449.39	89,147.37	0.00	0.00	30,887,596.76	12,009,412.31	32.76%	30.00%
A-SB	12594MBA5	2.972000%	48,044,000.00	48,044,000.00	668.92	118,988.97	0.00	0.00	119,657.89	48,043,331.08	32.76%	30.00%
A-3	12594MBB3	2.826000%	215,000,000.00	215,000,000.00	0.00	506,325.00	0.00	0.00	506,325.00	215,000,000.00	32.76%	30.00%
A-4	12594MBC1	3.091000%	265,440,000.00	265,440,000.00	0.00	683,729.20	0.00	0.00	683,729.20	265,440,000.00	32.76%	30.00%
A-M	12594MBG2	3.494000%	53,441,000.00	53,441,000.00	0.00	155,602.38	0.00	0.00	155,602.38	53,441,000.00	26.11%	24.00%
B	12594MBE7	3.897000%	54,554,000.00	54,554,000.00	0.00	177,164.12	0.00	0.00	177,164.12	54,554,000.00	19.33%	17.88%
C	12594MBF4	4.357722%	41,194,000.00	41,194,000.00	0.00	149,593.33	0.00	0.00	149,593.33	41,194,000.00	14.20%	13.25%
D	12594MAL2	3.357722%	46,761,000.00	46,761,000.00	0.00	130,842.03	0.00	0.00	130,842.03	46,761,000.00	8.38%	8.00%
E	12594MAN8	2.750000%	22,267,000.00	22,267,000.00	0.00	51,028.54	0.00	0.00	51,028.54	22,267,000.00	5.61%	5.50%
F	12594MAQ1	2.750000%	10,020,000.00	10,020,000.00	0.00	22,962.50	0.00	0.00	22,962.50	10,020,000.00	4.37%	4.38%
G*	12594MAS7	2.750000%	38,967,985.00	35,101,609.94	0.00	77,487.65	0.00	0.00	77,487.65	35,101,609.94	0.00%	0.00%
V	12594MAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594MAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,681,985.00	834,630,471.64	30,799,118.31	2,162,871.09	0.00	0.00	32,961,989.40	803,831,353.33

Notional Certificates
X-A	12594MBD9	1.373164%	676,918,000.00	624,732,861.70	0.00	714,883.81	0.00	0.00	714,883.81	593,933,743.39
X-B	12594MAA6	0.460722%	54,554,000.00	54,554,000.00	0.00	20,945.19	0.00	0.00	20,945.19	54,554,000.00
X-C	12594MAC2	1.000000%	46,761,000.00	46,761,000.00	0.00	38,967.50	0.00	0.00	38,967.50	46,761,000.00
X-E	12594MAE8	1.607722%	22,267,000.00	22,267,000.00	0.00	29,832.62	0.00	0.00	29,832.62	22,267,000.00
X-F	12594MAG3	1.607722%	10,020,000.00	10,020,000.00	0.00	13,424.48	0.00	0.00	13,424.48	10,020,000.00
X-G	12594MAJ7	1.607722%	38,967,985.00	35,101,609.94	0.00	47,028.02	0.00	0.00	47,028.02	35,101,609.94
Notional SubTotal			849,487,985.00	793,436,471.64	0.00	865,081.62	0.00	0.00	865,081.62	762,637,353.33

Deal Distribution Total					30,799,118.31	3,027,952.71	0.00	0.00	33,827,071.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594MAZ1	660.03456373	474.86700572	1.37452195	0.00000000	0.00000000	0.00000000	0.00000000	476.24152767	185.16755801
A-SB	12594MBA5	1,000.00000000	0.01392307	2.47666660	0.00000000	0.00000000	0.00000000	0.00000000	2.49058967	999.98607693
A-3	12594MBB3	1,000.00000000	0.00000000	2.35500000	0.00000000	0.00000000	0.00000000	0.00000000	2.35500000	1,000.00000000
A-4	12594MBC1	1,000.00000000	0.00000000	2.57583333	0.00000000	0.00000000	0.00000000	0.00000000	2.57583333	1,000.00000000
A-M	12594MBG2	1,000.00000000	0.00000000	2.91166670	0.00000000	0.00000000	0.00000000	0.00000000	2.91166670	1,000.00000000
B	12594MBE7	1,000.00000000	0.00000000	3.24750009	0.00000000	0.00000000	0.00000000	0.00000000	3.24750009	1,000.00000000
C	12594MBF4	1,000.00000000	0.00000000	3.63143492	0.00000000	0.00000000	0.00000000	0.00000000	3.63143492	1,000.00000000
D	12594MAL2	1,000.00000000	0.00000000	2.79810162	0.00000000	0.00000000	0.00000000	0.00000000	2.79810162	1,000.00000000
E	12594MAN8	1,000.00000000	0.00000000	2.29166659	0.00000000	0.00000000	0.00000000	0.00000000	2.29166659	1,000.00000000
F	12594MAQ1	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
G	12594MAS7	900.78072910	0.00000000	1.98849517	0.07579401	4.40960522	0.00000000	0.00000000	1.98849517	900.78072910
V	12594MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594MAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594MBD9	922.90774023	0.00000000	1.05608628	0.00000000	0.00000000	0.00000000	0.00000000	1.05608628	877.40870148
X-B	12594MAA6	1,000.00000000	0.00000000	0.38393500	0.00000000	0.00000000	0.00000000	0.00000000	0.38393500	1,000.00000000
X-C	12594MAC2	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12594MAE8	1,000.00000000	0.00000000	1.33976827	0.00000000	0.00000000	0.00000000	0.00000000	1.33976827	1,000.00000000
X-F	12594MAG3	1,000.00000000	0.00000000	1.33976846	0.00000000	0.00000000	0.00000000	0.00000000	1.33976846	1,000.00000000
X-G	12594MAJ7	900.78072910	0.00000000	1.20683736	0.00000000	0.00000000	0.00000000	0.00000000	1.20683736	900.78072910

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	89,147.37	0.00	89,147.37	0.00	0.00	0.00	89,147.37	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	118,988.97	0.00	118,988.97	0.00	0.00	0.00	118,988.97	0.00
A-3	09/01/21 - 09/30/21	30	0.00	506,325.00	0.00	506,325.00	0.00	0.00	0.00	506,325.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	683,729.20	0.00	683,729.20	0.00	0.00	0.00	683,729.20	0.00
X-A	09/01/21 - 09/30/21	30	0.00	714,883.81	0.00	714,883.81	0.00	0.00	0.00	714,883.81	0.00
X-B	09/01/21 - 09/30/21	30	0.00	20,945.19	0.00	20,945.19	0.00	0.00	0.00	20,945.19	0.00
X-C	09/01/21 - 09/30/21	30	0.00	38,967.50	0.00	38,967.50	0.00	0.00	0.00	38,967.50	0.00
X-E	09/01/21 - 09/30/21	30	0.00	29,832.62	0.00	29,832.62	0.00	0.00	0.00	29,832.62	0.00
X-F	09/01/21 - 09/30/21	30	0.00	13,424.48	0.00	13,424.48	0.00	0.00	0.00	13,424.48	0.00
X-G	09/01/21 - 09/30/21	30	0.00	47,028.02	0.00	47,028.02	0.00	0.00	0.00	47,028.02	0.00
A-M	09/01/21 - 09/30/21	30	0.00	155,602.38	0.00	155,602.38	0.00	0.00	0.00	155,602.38	0.00
B	09/01/21 - 09/30/21	30	0.00	177,164.12	0.00	177,164.12	0.00	0.00	0.00	177,164.12	0.00
C	09/01/21 - 09/30/21	30	0.00	149,593.33	0.00	149,593.33	0.00	0.00	0.00	149,593.33	0.00
D	09/01/21 - 09/30/21	30	0.00	130,842.03	0.00	130,842.03	0.00	0.00	0.00	130,842.03	0.00
E	09/01/21 - 09/30/21	30	0.00	51,028.54	0.00	51,028.54	0.00	0.00	0.00	51,028.54	0.00
F	09/01/21 - 09/30/21	30	0.00	22,962.50	0.00	22,962.50	0.00	0.00	0.00	22,962.50	0.00
G	09/01/21 - 09/30/21	30	168,879.89	80,441.19	0.00	80,441.19	2,953.54	0.00	0.00	77,487.65	171,833.43
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			168,879.89	3,030,906.25	0.00	3,030,906.25	2,953.54	0.00	0.00	3,027,952.71	171,833.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	33,827,071.02
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,043,582.92	Master Servicing Fee	7,501.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,660.02
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.76
ARD Interest	0.00	Operating Advisor Fee	166.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,043,582.92	Total Fees	12,676.68

Principal		Expenses/Reimbursements
Scheduled Principal	30,799,118.31	Reimbursement for Interest on Advances	88.96
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,864.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	30,799,118.31	Total Expenses/Reimbursements	2,953.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,027,952.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	30,799,118.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	33,827,071.02
Total Funds Collected	33,842,701.23	Total Funds Distributed	33,842,701.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	834,630,471.64	834,630,471.64	Beginning Certificate Balance	834,630,471.64
(-) Scheduled Principal Collections	30,799,118.31	30,799,118.31	(-) Principal Distributions	30,799,118.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	803,831,353.33	803,831,353.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,662,852.99	834,662,852.99	Ending Certificate Balance	803,831,353.33
Ending Actual Collateral Balance	803,896,070.40	803,896,070.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP
	7,499,999 or less	9	50,897,286.86	6.33%	57	4.3112	1.724559	1.39 or less	12	217,869,627.39	27.10%	56	4.5313	0.503396
7,500,000 to 14,999,999		10	102,700,781.87	12.78%	49	4.6102	1.548847	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		10	190,401,641.99	23.69%	57	4.6267	1.243869	1.45 to 1.54	3	56,283,339.94	7.00%	59	4.2507	1.482901
25,000,000 to 49,999,999		4	129,515,249.64	16.11%	55	4.2750	1.918110	1.55 to 1.99	13	246,571,598.07	30.67%	52	4.6174	1.782866
50,000,000 to 74,999,999		2	112,638,275.73	14.01%	58	4.2626	2.007806	2.00 to 2.49	3	23,411,761.87	2.91%	59	4.4724	2.145069
	75,000,000 or greater	2	162,000,000.00	20.15%	57	4.1624	2.413333	2.50 to 2.99	3	110,742,835.14	13.78%	57	4.0269	2.860263
	Totals	40	803,831,353.33	100.00%	56	4.3562	1.863971	3.00 or greater	3	93,274,073.68	11.60%	58	3.9269	3.747056
								Totals	40	803,831,353.33	100.00%	56	4.3562	1.863971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	55,678,117.24	6.93%	58	3.9461	NAP
							Defeased	6	55,678,117.24	6.93%	58	3.9461	NAP
Arizona	1	8,739,335.00	1.09%	59	4.5500	1.670000
							Industrial	7	34,123,432.37	4.25%	59	4.8110	1.952943
California	11	340,120,511.37	42.31%	57	4.2334	1.614925
							Lodging	4	112,284,247.04	13.97%	56	4.9707	(0.096288)
Connecticut	1	13,750,000.00	1.71%	60	4.9904	1.600000
							Mixed Use	4	46,440,281.87	5.78%	58	4.0848	1.220875
Florida	1	17,424,713.50	2.17%	53	5.3340	0.930000
							Multi-Family	2	27,675,462.42	3.44%	58	4.4898	1.567367
Illinois	3	61,167,262.80	7.61%	51	4.5119	1.258354
							Office	9	285,540,286.26	35.52%	56	4.1277	2.692908
Indiana	1	3,364,891.82	0.42%	56	5.0700	1.600000
							Retail	16	242,089,526.13	30.12%	53	4.4077	1.752987
Maryland	2	14,990,636.56	1.86%	52	4.2590	0.870000
							Totals	48	803,831,353.33	100.00%	56	4.3562	1.863971
Massachusetts	1	24,035,092.61	2.99%	54	5.7500	(0.340000)

Michigan	7	50,424,896.90	6.27%	57	4.8135	2.221827

New York	2	91,500,000.00	11.38%	59	3.9288	3.154918

North Carolina	2	19,591,430.63	2.44%	14	4.7985	1.640855

Tennessee	2	13,776,024.70	1.71%	57	4.0322	2.313543

Texas	5	45,014,381.40	5.60%	58	4.5101	1.642947

Washington	1	26,750,000.00	3.33%	58	4.2450	3.240000

Wisconsin	2	17,504,058.80	2.18%	59	4.4178	1.975014

Totals	48	803,831,353.33	100.00%	56	4.3562	1.863971

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP
	4.4999% or less	21	491,718,882.04	61.17%	57	4.1018	2.182239	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	85,204,307.85	10.60%	43	4.6079	1.674614	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	10	171,230,046.20	21.30%	57	5.0948	0.779570	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	803,831,353.33	100.00%	56	4.3562	1.863971	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	37	748,153,236.09	93.07%	56	4.3867	1.803398
								Totals	40	803,831,353.33	100.00%	56	4.3562	1.863971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP
	104 months or less	36	738,991,954.22	91.93%	56	4.3853	1.819556	Interest Only	13	382,629,000.00	47.60%	55	4.1409	2.481086
	105 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	23	356,362,954.22	44.33%	56	4.6478	1.109268
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	794,670,071.46	98.86%	56	4.3545	1.879695	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	794,670,071.46	98.86%	56	4.3545	1.879695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	55,678,117.24	6.93%	58	3.9461	NAP	120 months or less	1	9,161,281.87	1.14%	54	4.5000	0.500000
Underwriter's Information		3	55,432,061.76	6.90%	59	4.7952	1.674153	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	692,721,174.33	86.18%	55	4.3540	1.813741	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	9,161,281.87	1.14%	54	4.5000	0.500000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	803,831,353.33	100.00%	56	4.3562	1.863971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311692	RT	Glendale	CA	Actual/360	4.491%	306,885.00	0.00	0.00	N/A	06/06/26	--	82,000,000.00	82,000,000.00	10/06/21
2	30311693	OF	San Jose	CA	Actual/360	3.825%	255,033.33	0.00	0.00	N/A	08/06/26	--	80,000,000.00	80,000,000.00	10/06/21
3	30311694	OF	New York	NY	Actual/360	3.800%	190,000.00	0.00	0.00	N/A	08/06/26	--	60,000,000.00	60,000,000.00	10/06/21
4	30311695	LO	San Diego	CA	Actual/360	4.790%	210,477.96	91,066.78	0.00	N/A	07/06/26	--	52,729,342.51	52,638,275.73	10/06/21
05A1	30297732	MU	Seattle	WA	Actual/360	3.524%	117,466.67	0.00	0.00	10/06/26	10/06/28	--	40,000,000.00	40,000,000.00	09/06/21
6	30311683	OF	Chicago	IL	Actual/360	4.610%	148,716.41	56,580.46	0.00	N/A	08/06/25	--	38,711,429.65	38,654,849.19	10/06/21
7	30311696	OF	Livermore	CA	Actual/360	4.000%	108,960.98	77,893.26	0.00	N/A	07/06/26	--	32,688,293.71	32,610,400.45	10/06/21
8	30311684	RT	New York	NY	Actual/360	4.174%	109,567.50	0.00	0.00	N/A	10/06/26	--	31,500,000.00	31,500,000.00	10/06/21
9	30311685	MF	Jacksonville	FL	Actual/360	4.899%	122,470.00	30,000,000.00	0.00	N/A	10/06/21	--	30,000,000.00	0.00	10/06/21
10	30311697	OF	Redmond	WA	Actual/360	4.245%	94,628.12	0.00	0.00	N/A	08/06/26	--	26,750,000.00	26,750,000.00	10/06/21
11	30311698	LO	Boston	MA	Actual/360	5.750%	115,342.50	36,386.44	0.00	N/A	04/06/26	--	24,071,479.05	24,035,092.61	09/06/21
12A	30311686	MU	San Francisco	CA	Actual/360	3.394%	52,117.23	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	10/01/21
12B	30311687	MU	San Francisco	CA	Actual/360	3.394%	14,430.63	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	10/01/21
13	30311699	RT	Brea	CA	Actual/360	4.290%	78,650.00	0.00	0.00	N/A	08/06/26	--	22,000,000.00	22,000,000.00	10/06/21
14	30311700	OF	Lafayette	CA	Actual/360	4.330%	75,775.00	32,186.94	0.00	N/A	09/06/26	--	21,000,000.00	20,967,813.06	10/06/21
15	30311701	LO	Chicago	IL	Actual/360	4.116%	62,496.30	34,329.10	0.00	N/A	10/06/26	--	18,220,494.30	18,186,165.20	10/06/21
16	30311702	MF	Houston	TX	Actual/360	4.462%	70,523.73	30,362.26	0.00	N/A	07/06/26	--	18,966,489.68	18,936,127.42	10/06/21
17	30311703	IN	Various	MI	Actual/360	5.223%	85,779.10	24,058.32	0.00	N/A	10/06/26	--	19,706,120.08	19,682,061.76	10/06/21
18	30311704	LO	Daytona Beach	FL	Actual/360	5.334%	77,578.78	28,330.63	0.00	N/A	03/06/26	--	17,453,044.13	17,424,713.50	09/06/21
19	30311705	OF	Warren	MI	Actual/360	4.877%	64,173.66	47,278.91	0.00	N/A	09/06/26	--	15,790,114.05	15,742,835.14	10/06/21
20	30311706	MU	San Francisco	CA	Actual/360	4.500%	34,923.40	151,625.74	0.00	N/A	04/06/26	--	9,312,907.61	9,161,281.87	10/06/21
21A	30311688	RT	Hagerstown	MD	Actual/360	4.259%	39,971.08	19,124.95	0.00	N/A	02/06/26	--	11,262,102.47	11,242,977.52	10/06/21
21B	30311689	RT	Hagerstown	MD	Actual/360	4.259%	13,323.69	6,374.99	0.00	N/A	02/06/26	--	3,754,034.03	3,747,659.04	10/06/21
22	30311690	RT	Birch Run	MI	Actual/360	4.209%	52,612.50	0.00	0.00	N/A	02/06/26	--	15,000,000.00	15,000,000.00	10/06/21
23	30311707	RT	Gastonia	NC	Actual/360	4.700%	55,910.42	0.00	0.00	N/A	10/06/21	--	14,275,000.00	14,275,000.00	10/06/21
24	30311708	MU	Greenwich	CT	Actual/360	4.990%	57,181.67	0.00	0.00	N/A	10/06/26	--	13,750,000.00	13,750,000.00	09/06/21
25	30311709	OF	Various	Various	Actual/360	5.070%	45,761.96	16,844.22	0.00	N/A	06/06/26	--	10,831,232.64	10,814,388.42	10/06/21
26	30311710	RT	North Highlands	CA	Actual/360	4.170%	33,811.73	16,255.04	0.00	N/A	08/06/26	--	9,729,995.30	9,713,740.26	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30311691	MF	Phoenix	AZ	Actual/360	5.277%	39,285.84	17,051.20	0.00	N/A	09/06/26	--	8,933,675.81	8,916,624.61	10/06/21
28	30311711	RT	Brookfield	WI	Actual/360	4.245%	33,960.00	13,238.13	0.00	N/A	09/06/26	--	9,600,000.00	9,586,761.87	10/06/21
29	30311712	MF	Bullhead City	AZ	Actual/360	4.550%	33,195.52	15,528.03	0.00	N/A	09/06/26	--	8,754,863.03	8,739,335.00	10/06/21
31	30311714	IN	Waunakee	WI	Actual/360	4.627%	30,581.38	13,902.04	0.00	N/A	09/06/26	--	7,931,198.97	7,917,296.93	10/06/21
32	30311715	RT	Nashville	TN	Actual/360	4.250%	25,732.24	13,622.95	0.00	N/A	07/06/26	--	7,265,573.97	7,251,951.02	10/06/21
34	30311717	RT	Roseville	CA	Actual/360	4.830%	30,187.50	0.00	0.00	N/A	07/06/26	--	7,500,000.00	7,500,000.00	10/06/21
35	30311718	MF	Los Angeles	CA	Actual/360	4.688%	26,455.71	10,445.86	0.00	N/A	07/06/25	--	6,771,938.49	6,761,492.63	10/06/21
37	30311720	RT	Katy	TX	Actual/360	4.600%	24,788.69	10,071.13	0.00	N/A	08/06/26	--	6,466,615.99	6,456,544.86	10/06/21
38	30311721	IN	Memphis	TN	Actual/360	3.790%	20,639.81	10,960.05	0.00	N/A	08/06/26	--	6,535,033.73	6,524,073.68	10/06/21
39	30311722	RT	Austin	TX	Actual/360	4.393%	23,154.77	0.00	0.00	N/A	10/06/26	--	6,325,000.00	6,325,000.00	10/06/21
40	30297655	RT	Houston	TX	Actual/360	3.980%	19,426.56	10,042.21	0.00	N/A	09/06/26	--	5,857,254.73	5,847,212.52	10/06/21
41	30311723	RT	Creedmoor	NC	Actual/360	5.063%	22,466.72	8,487.12	0.00	N/A	02/06/26	--	5,324,917.75	5,316,430.63	10/06/21
42	30311724	RT	Chicago	IL	Actual/360	5.300%	19,138.83	7,071.55	0.00	N/A	03/06/26	--	4,333,319.96	4,326,248.41	10/06/21
Totals							3,043,582.92	30,799,118.31	0.00				834,630,471.64	803,831,353.33
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,014,408.75	7,223,551.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,716,985.20	9,771,231.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,505,978.49	2,378,885.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	139,780.85	(243,150.80)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	0.00	0.00	--	--	--	0.00	0.00	117,300.01	117,300.01	0.00	0.00	Full Defeasance
6	91,463,168.00	99,940,513.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,032,919.80	5,933,501.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,498,060.67	488,648.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,117,032.22	3,926,619.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(433,990.18)	(391,419.20)	01/01/21	06/30/21	--	0.00	0.00	151,628.64	151,628.64	0.00	0.00
12A	68,195,304.66	52,435,374.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12B	68,195,304.66	52,435,374.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,005,101.09	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,978,978.58	2,746,566.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,148.20	0.00
15	(4,144,481.32)	(231,811.56)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,877,073.45	1,959,288.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	3,660,781.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	357,913.97	1,470,343.40	07/01/20	06/30/21	--	0.00	0.00	105,836.69	105,836.69	0.00	0.00
19	5,496,690.74	7,501,520.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,575,393.32	1,591,230.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	4,687,304.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21B	0.00	4,687,304.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	15,514,301.75	14,527,641.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,893,123.36	2,418,341.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	19,061,127.04	--	--	--	0.00	0.00	57,124.38	57,124.38	0.00	0.00
25	1,325,769.25	1,263,869.22	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,094,075.47	1,083,304.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	900,995.74	914,412.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	3,796,678.28	4,172,433.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,080,603.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	747,487.04	789,840.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,680,459.04	1,738,838.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	658,949.76	730,002.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,234,377.52	1,290,491.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	418,188.31	621,550.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,781,487.21	2,289,248.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	575,967.08	695,021.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	896,984.32	1,237,325.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	302,185,969.90	315,810,208.15				0.00	0.00	431,889.72	431,889.72	1,148.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,750,000.00	0	0.00	0	0.00	4.356204%	4.339241%	56
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.375948%	4.357722%	55
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.382412%	4.364224%	55
07/12/21	0	0.00	2	15,063,323.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.382607%	4.364421%	56
06/11/21	2	15,088,566.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.382821%	4.364636%	57
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.383014%	4.364830%	58
04/12/21	0	0.00	0	0.00	1	18,384,190.32	0	0.00	0	0.00	3	33,521,199.88	0	0.00	0	0.00	4.383225%	4.365042%	59
03/12/21	0	0.00	1	18,415,744.18	2	15,158,900.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.383415%	4.365234%	60
02/12/21	1	13,750,000.00	1	18,453,493.80	2	15,187,385.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.383663%	4.365483%	61
01/12/21	1	13,750,000.00	1	18,484,802.90	2	15,210,396.88	0	0.00	0	0.00	0	0.00	0	0.00	1	7,396,543.51	4.383851%	4.365671%	62
12/11/20	0	0.00	1	18,516,001.42	2	15,233,323.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399274%	4.381127%	63
11/13/20	1	24,410,978.75	1	18,549,203.05	2	15,257,965.44	0	0.00	0	0.00	2	32,299,203.05	0	0.00	0	0.00	4.399485%	4.381338%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
05A1	30297732	09/06/21	0	A	117,300.01	117,300.01	0.00		40,000,000.00
11	30311698	09/06/21	0	A	151,628.64	151,628.64	0.00		24,071,479.05
18	30311704	09/06/21	0	A	105,836.69	105,836.69	0.00		17,453,044.13
24	30311708	09/06/21	0	A	57,124.38	57,124.38	450.03		13,750,000.00	05/01/20	1
Totals					431,889.72	431,889.72	450.03		95,274,523.18
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		14,275,000	14,275,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		45,416,342	45,416,342	0		0
49 - 60 Months		704,140,012	704,140,012	0		0
> 60 Months		40,000,000	40,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	803,831,353	803,831,353	0	0	0	0
Sep-21	834,630,472	834,630,472	0	0	0	0
Aug-21	844,085,576	844,085,576	0	0	0	0
Jul-21	844,787,888	829,724,564	0	15,063,324	0	0
Jun-21	845,533,292	830,444,726	15,088,567	0	0	0
May-21	846,229,866	846,229,866	0	0	0	0
Apr-21	846,969,739	828,585,549	0	0	18,384,190	0
Mar-21	847,659,315	814,084,671	0	18,415,744	15,158,900	0
Feb-21	848,486,220	801,095,341	13,750,000	18,453,494	15,187,386	0
Jan-21	849,171,081	801,725,881	13,750,000	18,484,803	15,210,397	0
Dec-20	857,249,774	823,500,449	0	18,516,001	15,233,324	0
Nov-20	857,985,608	799,767,461	24,410,979	18,549,203	15,257,965	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21A	30311688	11,242,977.52	11,242,977.52		--	3,957,049.48	0.87000	06/30/21	02/06/26	299
21B	30311689	3,747,659.04	3,747,659.04	150,000,000.00	11/30/15	3,957,049.48	0.87000	06/30/21	02/06/26	299
24	30311708	13,750,000.00	13,750,000.00		--	1,139,199.00	1.60000	--	10/06/26	I/O
Totals		28,740,636.56	28,740,636.56	150,000,000.00		9,053,297.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21A	30311688	RT	MD	06/26/20	98
Loan transferred to the Special Servicer 6-26-2020 due to Imminent Monetary Default. Other. COVID-19. 030311689 Related Loan.

21B	30311689	RT	MD	06/26/20	98
Loan transferred to the Special Servicer 6-26-2020 due to Imminent Monetary Default. Other. COVID-19. 030311688 Related Loan.

24	30311708	MU	CT	05/01/20	1

10/04/2021 The loan was transferred to Special Servicing on 05/01/2020 due to imminent default and borrower has requested a forbearance. The loan is secured by a mixed-use portfolio of contiguous parcels improved with restaurant/retail, office and multi- family buildings located in Greenwich, CT. A forbearance was executed, however, borrower defaulted on FB agreement in January. An amendment to the forbearance has executed. Loan will be returned to Master after timely receipt of October and November payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311695	54,083,035.10	4.79000%	54,083,035.10	4.79000%	8	05/14/20	06/05/20	05/28/20
14	30311700	21,000,000.00	4.33000%	21,000,000.00	4.33000%	10	05/06/20	06/06/20	05/07/20
15	30311701	18,737,610.97	4.11600%	18,737,610.97	4.11600%	8	05/07/20	04/06/20	05/13/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	10/05/20	06/08/20	10/16/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	03/26/21	03/12/21	03/26/21
18	30311704	17,895,802.49	5.33400%	17,895,802.49	5.33400%	10	05/05/20	05/06/20	05/05/20
18	30311704	17,869,439.92	5.33400%	17,869,439.92	5.33400%	8	05/07/20	06/05/20	05/21/20
21A	30311688	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
21B	30311689	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
24	30311708	13,750,000.00	4.99000%	13,750,000.00	4.99000%	8	09/28/20	09/01/20	10/19/20
24	30311708	0.00	4.99000%	0.00	4.99000%	8	09/03/21	09/03/21	10/05/21
26	30311710	9,959,412.95	4.17000%	9,959,412.95	4.17000%	8	06/25/20	07/06/20	07/06/20
Totals		153,295,301.43		153,295,301.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	30311719 01/11/19	6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,434.68	3,866,375.56	55.23%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,434.68	3,866,375.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	30311719	10/11/19	0.00	0.00	3,866,375.56	0.00	0.00	(305,093.93)	0.00	0.00	3,866,375.56
		07/12/19	0.00	0.00	4,171,469.49	0.00	0.00	(66,340.75)	0.00	0.00
		01/11/19	0.00	0.00	4,237,810.24	0.00	0.00	4,237,810.24	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,866,375.56	0.00	0.00	3,866,375.56	0.00	0.00	3,866,375.56

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(107.32)	0.00	0.00	0.00
21A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	147.21	0.00	0.00	0.00
21B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.07	0.00	0.00	0.00
24	0.00	0.00	2,864.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,864.58	0.00	0.00	0.00	0.00	0.00	88.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,953.54

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27